FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Additional Information (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuing other equity instruments	$ 940.7	$ 6,190.0	$ 272.0
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	541.1	3,772.8	$ 151.9
Financial assets at fair value through other comprehensive income	184,489.9	200,025.6
Less: Allowance for impairment loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	$ 43.8	$ 63.1